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                 [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                  May 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re: Metropolitan Life Insurance Company
         Paragon Separate Account B
         (File Nos. 333-133675, 811-7534)

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account B (the "Account"), I am transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and statement of additional information for the variable life insurance contracts offered by the Company through the Account that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the above-referenced registration statement that was filed electronically with the Securities and Exchange Commission on May 1, 2006.

If you have any questions regarding this letter, please contact the undersigned at (202) 383-0698.

Sincerely,

/s/ Mary E. Thornton
--------------------------
Mary E Thornton

cc: Matthew K. Duffy/Metropolitan Life Insurance Company
    Marie C. Swift, Esq./Metropolitan Life Insurance Company